Cover	3 Months Ended
Jun. 30, 2024
Entity Addresses [Line Items]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	This Registration Statement is registering among other securities, the 10,100,000 shares of Class A Common Stock and the 3,235,000 shares of Class A Common Stock underlying the public warrants issued by Aurora Technology Acquisition Corp. (now known as DIH Holding US, Inc., the “Company”) in its initial public offering (“IPO”) and the private placement warrants issued by the Company in a private placement concurrent with the IPO. The Form S-1 (333-261753) had registered ordinary shares issuable upon exercise of the public warrants although these shares were not issued. The Company also filed a Registration Statement on Form S-4 (333-271890) in connection with the business combination which registered the shares underlying the public warrants and the private placement warrants as well as registering the private placement warrants. As these securities were not issued 1) in a transaction of the type specified in paragraph a of Rule 145 (§230.145 of this chapter); (2) in a merger in which the applicable state law would not require the solicitation of the votes or consents of all of the security holders of the company being acquired; (3) in an exchange offer for securities of the issuer or another entity; (4) in a public reoffering or resale of any such securities acquired pursuant to this registration statement; or (5) in more than one of the kinds of transaction listed in (1) through (4) registered on one registration statement, the securities are being registered on this Form S-1.
Entity Registrant Name	DIH HOLDING US, INC.
Entity Central Index Key	0001883788
Entity Tax Identification Number	98-1624542
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	77 Accord Park Drive
Entity Address, Address Line Two	Suite D-1
Entity Address, City or Town	Norwell
Entity Address, State or Province	MA
City Area Code	877
Local Phone Number	944-2200
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	77 Accord Park Drive
Entity Address, Address Line Two	Suite D-1
Entity Address, City or Town	Norwell
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02061
City Area Code	(617)
Local Phone Number	871-2101
Contact Personnel Name	Jason Chen